Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalent	$ 33,540	$ 12,201
Other current receivables	549	587
Investment in gold	843
Total current assets	34,932	12,788
Non-current assets
Property, plant and equipment, net	257	165
Right of use assets	330	336
Intangible assets, net	6,743	7,916
Goodwill	20,692	20,120
Investment in associated companies	117	114
Total non-current assets	28,139	28,651
Total assets	63,071	41,439
Current liabilities
Trade payables	1,987	8,720
Other payables	3,664	4,217
Convertible notes	2,469	8,295
Warrants - derivative financial liability	5	5
Bridge loans liabilities	164	453
Lease liabilities	22	42
Total current liabilities	8,311	21,732
Non-current liabilities
Lease liabilities	406	382
Total non-current liabilities	406	382
Total liabilities	8,717	22,114
Equity
Issued capital and additional paid in capital	348,274	264,629
Foreign currency translation reserve	(7,983)	(4,827)
Transaction with non-controlling interest reserve	258	258
Accumulated losses	(295,552)	(251,204)
Total equity attributable to owners of the parent	44,997	8,856
Non- controlling interest	9,357	10,469
Total equity	54,354	19,325
Total equity and liabilities	$ 63,071	$ 41,439